Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 1,395,259	¥ 1,289,582
Intangible assets not subject to amortization:
Other	7,898	8,178
Total	1,403,157	1,297,760
Software
Intangible assets subject to amortization:
Finite-lived intangible assets	982,042	927,893
Customer relationships
Intangible assets subject to amortization:
Finite-lived intangible assets	318,264	265,082
Core deposit intangibles
Intangible assets subject to amortization:
Finite-lived intangible assets	41,614	43,741
Trade names
Intangible assets subject to amortization:
Finite-lived intangible assets	38,935	38,621
Other
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 14,404	¥ 14,245